New standards and interpretations not yet effective	12 Months Ended
Dec. 31, 2019
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New standards and interpretations not yet effective
26	New standards and interpretations not yet effective
The following new standards, interpretations and amendments were issued by the IASB, but are not effective for annual periods beginning after January 1, 2019. Although early adoption is permitted, the Company did not adopt them in advance in the preparation of these consolidated financial statements.

26.1	IFRS 17 Insurance Contracts
This standard introduces a new model for accounting for insurance contracts. IFRS 17 is effective for reporting periods beginning on or after January 1, 2022, with comparative figures required. Based on preliminary work we estimate the impact will be immaterial, we are in the process of reviewing our existing arrangements to determine the impact on adoption.
No other new accounting standards issued or in force during the fiscal year had or should have a material impact on these interim consolidated financial statements.

26.2	Definition of Material – Amendments to IAS 1 and IAS 8
The amendments are intended to make the definition of material in IAS 1 easier to understand and are not intended to alter the underlying concept of materiality in IFRS Standards. The concept of ‘obscuring’ material information with immaterial information has been included as part of the new definition.
The threshold for materiality influencing users has been changed from ‘could influence’ to ‘could reasonably be expected to influence’.
The definition of material in IAS 8 has been replaced by a reference to the definition of material in IAS 1. In addition, the IASB amended other Standards and the Conceptual Framework that contain a definition of material or refer to the term ‘material’ to ensure consistency.
The amendments are applied prospectively for annual periods beginning on or after January 1, 2020, with earlier application is not permitted.

26.3	Amendments to References to the Conceptual Framework in IFRS Standards
Together with the revised Conceptual Framework, which became effective upon publication on 29 March 2018, the IASB has also issued Amendments to References to the Conceptual Framework in IFRS Standards. The document contains amendments to IFRS 2, IFRS 3, IFRS 6, IFRS 14, IAS 1, IAS 8, IAS 34, IAS 37, IAS 38, IFRIC 12, IFRIC 19, IFRIC 20, IFRIC 22, and
SIC-32.
Not all amendments, however, update those pronouncements with regard to references to and quotes from the framework so that they refer to the revised Conceptual Framework. Some pronouncements are only updated to indicate which version of the Framework they are referencing to (the IASC Framework adopted by the IASB in 2001, the IASB Framework of 2010, or the new revised Framework of 2018) or to indicate that definitions in the Standard have not been updated with the new definitions developed in the revised Conceptual Framework.
The amendments, where they actually are updates, are effective for annual periods beginning on or after January 1, 2020, with earlier application are not permitted.

26.4	Amendments to IFRS 3 Definition of a business
The amendments clarify that while businesses usually have outputs, outputs are not required for an integrated set of activities and assets to qualify as a business. To be considered a business an acquired set of activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs.
Additional guidance is provided that helps to determine whether a substantive process has been acquired.
The amendments introduce an optional concentration test that permits a simplified assessment of whether an acquired set of activities and assets is not a business. Under the optional concentration test, the acquired set of activities and assets is not a business if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar assets.
The amendments are applied prospectively to all business combinations and asset acquisitions for which the acquisition date is on or after the first annual reporting period beginning on or after January 1, 2020, with early application is not permitted.

26.5	IFRS 10 and IAS 28 (amendments) Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
The amendments to IFRS 10 and IAS 28 deal with situations where there is a sale or contribution of assets between an investor and its associate or joint venture. Specifically, the amendments state that gains or losses resulting from the loss of control of a subsidiary that does not contain a business in a transaction with an associate or a joint venture that is accounted for using the equity method, are recognized in the parent’s profit or loss only to the extent of the unrelated investors’ interests in that associate or joint venture. Similarly, gains and losses resulting from the remeasurement of investments retained in any former subsidiary (that has become an associate or a joint venture that is accounted for using the equity method) to fair value are recognized in the former parent’s profit or loss only to the extent of the unrelated investors’ interests in the new associate or joint venture.
The effective date of the amendments has yet to be set by the IASB; however, earlier application of the amendments is not permitted. The directors of the Company anticipate that the application of these amendments may have an impact on the Company’s consolidated financial statements in future periods should such transactions arise.